Financial Instruments by Category - Summary of Gains or Losses Arising From Financial Instruments by Category (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Interest income recognized as operating revenue	₩ 273,460	₩ 270,571	₩ 282,704
Interest expense recognized as operating expense	263,389	263,579	278,427
Profit and loss from foreign currency transaction	19,976	17,493	24,596
BC Card Co., Ltd. [member]
Disclosure of detailed information about financial instruments [line items]
Interest income recognized as operating revenue	27,440	20,854	21,018
Interest expense recognized as operating expense	5,458	1,456	548
Profit and loss from foreign currency transaction	2,373	19,687	17,006
Operating expenses from foreign currency translation	3	56	5
Dividend income	1,340	2,059	2,250
Gain (loss) on valuation	₩ 15,459	₩ 40,822	₩ 15,429